Plant and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of plant and equipment

	Computer S$	Office equipment S$	Renovation S$	Right of use asset S$	Total S$
Cost
At January 1, 2025	95,220	-	-	274,984	370,204
Additions	42,202	11,512	20,428	62,457	136,599
Disposals	-	(138)	(10,540)	-	(10,678)
Written-off	-	-	-	(269,411)	(269,411)
Exchange adjustment	(737)	(275)	(247)	(7,127)	(8,386)
At December 31, 2025	136,685	11,099	9,641	60,903	218,328
Additions	4,608	-	-	-	4,608
Exchange adjustment	165	(258)	56	352	315
At June 30, 2026	141,458	10,841	9,697	61,255	223,251

Accumulated depreciation
At January 1, 2025	95,147	-	-	269,013	364,160
Depreciation	26,578	7,904	3,831	25,244	63,557
Disposals	-	(8)	(1,757)	-	(1,765)
Written-off	-	-	-	(269,411)	(269,411)
Exchange adjustment	(604)	(196)	(51)	(5,705)	(6,556)
At December 31, 2025	121,121	7,700	2,023	19,141	149,985
Depreciation	2,721	258	1,892	8,696	13,567
Exchange adjustment	1,686	732	(426)	165	2,157
At June 30, 2026	125,528	8,690	3,489	28,002	165,709

Carrying amount
At June 30, 2026 (Unaudited)	15,930	2,151	6,208	33,253	57,542
At December 31, 2025 (Audited)	15,564	3,399	7,618	41,762	68,343